TAX (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
IRPJ [Member]
Taxable income rate	15.00%
Taxable income rate in additional	10.00%
Exceed profit (in Dollars)	$ 240,000
CSLL [Member]
Taxable income rate	9.00%